Environmental, Health and Safety Matters (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Site Contingency [Line Items]
Capital expenditures for EHS matters	$ 10	$ 12
Environmental reserves	4		$ 10
Harrisburg Remediation
Site Contingency [Line Items]
Environmental reserves	2
Calais Remediation
Site Contingency [Line Items]
Environmental reserves	1
Duisburg Remediation
Site Contingency [Line Items]
Environmental reserves	$ 1